SHORT TERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2020
SHORT TERM INVESTMENTS
Schedule of amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments

	As of December 31, 2019
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	31,000	—	31,000

Available-for-sale investments
Adjustable-rate financial products	56,000	1,487	57,487

	As of September 30, 2020
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	30,000	—	30,000

Available-for-sale investments
Adjustable-rate financial products	182,000	629	182,629

Schedule of interest income recognized on held-to-maturity investments

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited

Interest income recognized on held-to-maturity investments	1,374	338